UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23201

Versus Capital Real Assets Fund LLC

(Exact name of registrant as specified in charter)

5050 South Syracuse Street, Suite 1100

Denver, CO 80237

(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

5050 South Syracuse Street, Suite 1100

Denver, CO 80237

(Name and address of agent for service)

COPY TO:

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Registrant’s telephone number, including area code:  (877) 200-1878

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

VERSUS CAPITAL

REAL ASSETS FUND LLC

Semi-Annual Report

September 30, 2024

VERSUS CAPITAL ADVISORS LLC

This report is for shareholders of Versus Capital Real Assets Fund LLC. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Portland, Maine.

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund’s privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors. The Fund collects personal information (“Personal Information”) for business purposes, such as to process requests and transactions, to maintain accounts, and to provide customer service. Personal Information is obtained from the following sources:

•	Investor applications and other forms, which may include your name(s), address, social security number or tax identification number;

•	Written and electronic correspondence, including telephone contacts; and

•

Transaction history, including information about the Fund’s transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees and service providers who need to know that information for business purposes. Employees are required to maintain and protect the confidentiality of Personal Information. The Adviser, on behalf of the Fund, maintains written policies and procedures that address physical, electronic and administrative safeguards designed to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts. The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only as authorized by exceptions to Regulation S-P’s opt-out requirements, for example, if it is necessary to effect, administer, or enforce a transaction that an investor requests or authorizes; (ii) in connection with processing or servicing a financial product or service an investor requests or authorizes; and (iii) in connection with maintaining or servicing the investor’s account with the Fund. The Fund also may disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2024 (Unaudited)

Shares		Value

Private Investment Funds(a) - 84.7%
	Diversified – 84.7%
89,289	AEW Cold Storage Properties Fund LP(b)	$96,711,436
9,578	AgriVest Farmland Fund, Inc.	22,639,513
32,137	Blackstone Infrastructure Partners LP	62,200,000
190,247	BTG Pactual Open Ended Core U.S. Timberland Fund LP(c)(d)	300,477,696
—	Ceres Farmland Holdings LP(b)(e)	232,872,864
30,518,942	DigitalBridge Credit(b)	24,821,399
44,338,080	Global Diversified Infrastructure Fund	82,435,509
77,143	Hancock Timberland and Farmland Fund LP(b)	84,553,427
207,175	Harrison Street Infrastructure Fund LP(b)	279,747,175
171,604	IFC Core Farmland Fund LP(c)(d)	223,568,186
—	IFM Global Infrastructure Fund LP(f)	47,812,820
—	IFM US Infrastructure Debt Fund LP(g)	13,301,861
54,785,769	IIF Hedged LP	53,718,674
—	Infrastructure Debt Fund III(b)(h)	7,945,216
121,515	Jamestown Timberland Fund(c)(i)	165,618,857
41,379	Macquarie Global Infrastructure Fund	48,822,244
101,592	National Data Center Fund(b)	141,154,186
123,247	Nuveen - Global Farmland Fund(b)	120,848,444
—	RMS Evergreen US Forestland Fund LP(b)(j)	101,113,510
9,251	Stockbridge Niche Logistics Fund LP	14,092,279
87,278	US Core Farmland Fund LP(c)(i)	139,728,672
—	Versus Capital Real Assets Sub-REIT ll, LLC(c)(k)(l)	100,448,067

	Total Private Investment Funds	2,364,632,035

	(Cost $1,925,411,117)

Common Stocks - 15.4%

	Airport Development/Maintenance – 0.5%
1,135,778	Auckland International Airport, Ltd.	5,390,051
360,992	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	6,256,584
82,828	Japan Airport Terminal Co., Ltd.	2,988,981

		14,635,616

	Building-Heavy Construction – 1.5%
451,114	Cellnex Telecom SA, 144A	18,289,427
67,662	Ferrovial SE	2,907,913
171,173	Vinci SA	20,009,544

		41,206,884

	Electric-Distribution – 1.5%
2,114,531	National Grid, PLC	29,229,179
145,615	Sempra Energy	12,177,783

		41,406,962

	Electric-Generation – 0.2%
169,892	RWE AG	6,189,645

	Electric-Integrated – 5.7%
532,650	CLP Holdings, Ltd.	4,656,645
105,612	CMS Energy Corp.	7,459,376
140,383	Duke Energy Corp.	16,186,160
207,218	Entergy Corp.	27,271,961
1,017,259	Equatorial Energia SA	6,079,988
52,778	Equatorial Energia SA(m)	307,307
417,236	NextEra Energy, Inc.	35,268,959
1,570,142	PG&E Corp.	31,041,707
79,360	Public Service Enterprise Group, Inc.	7,079,706
355,971	Xcel Energy, Inc.	23,244,906

		158,596,715

	Electric-Transmission – 0.5%
786,255	Red Electrica Corp. SA	15,285,652

Shares		Value

	Gas-Distribution – 0.6%
1,334,255	China Resources Gas Group, Ltd.	$5,340,191
458,256	ENN Energy Holdings, Ltd.	3,442,498
254,243	NiSource, Inc.	8,809,520

		17,592,209

	Pipelines – 2.5%
143,440	Cheniere Energy, Inc.	25,796,250
122,730	Koninklijke Vopak NV	5,695,869
45,975	Targa Resources Corp.	6,804,760
474,630	TC Energy Corp.	22,561,989
174,187	Williams Cos., Inc./The	7,951,636

		68,810,504

	Public Thoroughfares – 0.4%
1,266,093	Transurban Group	11,439,257

	Transport-Rail – 1.4%
119,040	Canadian Pacific Kansas City, Ltd.	10,181,047
297,313	CSX Corp.	10,266,218
874,112	East Japan Railway Co.	17,347,612

		37,794,877

	Water – 0.6%
358,498	Pennon Group, PLC	2,832,367
414,558	Severn Trent, PLC	14,676,804

		17,509,171

	Total Common Stocks	430,467,492

	(Cost $379,470,815)

Warrants - 0.0%
	Diversified – 0.0%
1	Spearmint Renewable Development Company, LLC(l)(m)	0

	Total Warrants	0

	(Cost $0)

Real Estate Investment Trust - 1.1%
	REITS-Diversified – 1.1%
26,813	American Tower Corp., REIT	6,235,631
203,873	Crown Castle, Inc., REIT	24,185,454

		30,421,085

	Total Real Estate Investment Trust	30,421,085

	(Cost $33,386,930)

Par

Corporate Debts - 3.2%
	Cable/Satellite TV – 0.4%
$510,000	Cable One, Inc., 144A, 4.00%, 11/15/2030	406,944
1,390,000	CCO Holdings, LLC / CCO Holdings Capital Corp., 144A, 4.75%, 3/1/2030	1,279,616
	Charter Communications Operating, LLC / Charter Communications Operating Capital,
220,000	4.20%, 3/15/2028	213,940
815,000	2.80%, 4/1/2031	697,665
175,000	3.90%, 6/1/2052	114,819
	Comcast Corp.,
165,000	4.15%, 10/15/2028	165,304
400,000	3.25%, 11/1/2039	327,381
340,000	4.70%, 10/15/2048	321,940
505,000	Cox Communications, Inc., 144A, 3.50%, 8/15/2027	493,363

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2024 (Unaudited) (continued)

Par		Value
	Cable/Satellite TV - (continued)
$1,743,000	CSC Holdings, LLC, 144A, 4.50%, 11/15/2031	$1,270,327
651,000	Directv Financing, LLC, 144A, 8.88%, 2/1/2030	655,515
350,000	Directv Financing, LLC / Directv Financing Co.-Obligor, Inc., 144A, 5.88%, 8/15/2027	343,888
1,605,000	DISH Network Corp., 144A, 11.75%, 11/15/2027	1,685,804
450,000	GCI, LLC, 144A, 4.75%, 10/15/2028	432,518
175,000	LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027	160,281
240,000	UPC Broadband Finco BV, 144A, 4.88%, 7/15/2031	227,287
1,010,000	Virgin Media Secured Finance, PLC, 144A, 4.50%, 8/15/2030	899,254
285,000	VZ Secured Financing BV, 144A, 5.00%, 1/15/2032	262,791
440,000	Ziggo Bond Co. BV, 144A, 5.13%, 2/28/2030	406,080

		10,364,717

	Cellular Telecom – 0.2%
705,000	Altice France SA, 144A, 5.50%, 1/15/2028	513,266
	Rogers Communications, Inc.,
655,000	3.80%, 3/15/2032	608,081
480,000	UST + 3.59%, 5.25%, 3/15/2082, 144A(n)	472,064
	T-Mobile USA, Inc.,
210,000	4.75%, 2/1/2028	210,369
762,000	3.50%, 4/15/2031	717,779
1,055,000	3.40%, 10/15/2052	772,864
	Vodafone Group, PLC,
385,000	USSWAP + 4.87%, 7.00%, 4/4/2079(n)	406,783
499,000	UST + 2.77%, 4.13%, 6/4/2081(n)	452,911
157,000	Zegona Finance, PLC, 144A, 8.63%, 7/15/2029	167,892

		4,322,009

	Electric-Distribution – 0.4%
590,000	Consolidated Edison Co. of New York, Inc., 3.95%, 4/1/2050	505,608
425,000	Exelon Corp., 5.15%, 3/15/2028	436,853
	Lackawanna Energy Center,
8,122,294	Term B-2 Tranche, SOFR + 4.25%, 9.10%, 8/6/2029(o)	8,193,365
1,774,892	Term C Facility, SOFR + 4.25%, 9.10%, 8/6/2029(o)	1,790,422
655,000	NSTAR Electric Co., 3.25%, 5/15/2029	630,014
225,000	Sempra, UST + 2.79%, 6.88%, 10/1/2054(n)	233,786

		11,790,048

	Electric-Generation – 0.0%
325,000	Atlantica Sustainable Infrastructure, PLC, 144A, 4.13%, 6/15/2028	322,150
75,000	Electricite de France SA, 144A, UST + 5.41%, 9.13%, 3/15/2033(n)	85,559
510,000	Vistra Operations Co., LLC, 144A, 7.75%, 10/15/2031	549,458

		957,167

Par		Value
	Electric-Integrated – 0.6%
	AES Corp.,
$1,425,000	2.45%, 1/15/2031	$1,234,719
225,000	UST + 3.20%, 7.60%, 1/15/2055(n)	236,769
230,000	Ameren Corp., 3.50%, 1/15/2031	217,756
	American Electric Power Co., Inc.,
710,000	4.30%, 12/1/2028	709,606
835,000	3.25%, 3/1/2050	591,795
475,000	UST + 2.75%, 7.05%, 12/15/2054(n)	500,553
330,000	Black Hills Corp., 5.95%, 3/15/2028	346,441
400,000	CenterPoint Energy, Inc., UST + 2.95%, 6.85%, 2/15/2055(n)	413,465
582,000	DTE Electric Co., 2.63%, 3/1/2031	527,241
1,055,000	Duke Energy Carolinas, LLC, 2.45%, 8/15/2029	979,174
215,000	Duke Energy Corp., 4.30%, 3/15/2028	215,299
195,000	Duke Energy Florida, LLC, 6.40%, 6/15/2038	222,958
350,000	Emera US Finance LP, 3.55%, 6/15/2026	343,436
795,000	Emera, Inc., 6.75%, 6/15/2076(n)	802,568
450,000	Entergy Corp., UST + 2.67%, 7.13%, 12/1/2054(n)	467,703
235,000	Evergy, Inc., 2.90%, 9/15/2029	218,355
	Florida Power & Light Co.,
110,000	3.13%, 12/1/2025	108,887
590,000	2.88%, 12/4/2051	408,842
500,000	Monongahela Power Co., 144A, 5.40%, 12/15/2043	501,284
190,000	NextEra Energy Capital Holdings, Inc., UST + 2.55%, 3.80%, 3/15/2082(n)	181,923
805,000	Pacific Gas and Electric Co., 4.95%, 7/1/2050	732,550
100,000	PG&E Corp., UST + 3.88%, 7.38%, 3/15/2055(n)	105,137
330,000	Public Service of Colorado, 5.25%, 4/1/2053	333,256
1,215,000	Public Service Co. of Colorado, 1.88%, 6/15/2031	1,035,105
280,000	Public Service Electric & Gas Co., 3.00%, 5/15/2027	273,164
240,000	San Diego Gas & Electric Co., 4.50%, 8/15/2040	230,193
	Southern California Edison Co.,
785,000	2.25%, 6/1/2030	702,076
395,000	4.00%, 4/1/2047	330,475
1,175,000	Southern Co., 3.70%, 4/30/2030	1,136,108
	Southern Co. (The),
220,000	3.25%, 7/1/2026	216,288
255,000	4.40%, 7/1/2046	228,883
795,000	Virginia Electric & Power Co., 4.45%, 2/15/2044	722,280

		15,274,289

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2024 (Unaudited) (continued)

Par		Value
	Electric-Transmission – 0.0%
$390,000	AEP Transmission Co., LLC, 5.40%, 3/15/2053	$404,665

	Gas-Distribution – 0.1%
65,000	AltaGas Ltd., 144A, UST + 3.57%, 7.20%, 10/15/2054(n)	66,553
210,000	CenterPoint Energy Resources Corp., 5.25%, 3/1/2028	216,923
1,475,000	NiSource, Inc., 2.95%, 9/1/2029	1,382,814
1,139,000	Sempra Global, 144A, 3.25%, 1/15/2032	974,061

		2,640,351

	Independent Power Producer – 0.1%
560,000	Calpine Corp., 144A, 5.13%, 3/15/2028	552,620
833,000	Clearway Energy Operating, LLC, 144A, 3.75%, 2/15/2031	763,528
315,000	Lightning Power, LLC, 144A, 7.25%, 8/15/2032	331,505
	NRG Energy, Inc.,
990,000	2.45%, 12/2/2027, 144A	927,875
275,000	5.25%, 6/15/2029, 144A	274,321
310,000	3.63%, 2/15/2031, 144A	281,195

		3,131,044

	Internet Connective Services – 0.0%
245,000	Cogent Communications Group, Inc., 144A, 3.50%, 5/1/2026	239,041

	Internet Telephony – 0.0%
625,000	Cablevision Lightpath, LLC, 144A, 3.88%, 9/15/2027	597,317

	Machinery-Pumps – 0.0%
370,000	Xylem, Inc., 2.25%, 1/30/2031	325,434

	Multimedia – 0.0%
685,000	NBCUniversal Media, LLC, 4.45%, 1/15/2043	628,897

	Non-hazardous Waste Disposal – 0.1%
380,000	GFL Environmental, Inc., 144A, 3.50%, 9/1/2028	362,089
970,000	Waste Connections, Inc., 4.20%, 1/15/2033	943,453
390,000	Waste Management, Inc., 1.50%, 3/15/2031	330,228
187,000	Wrangler Holdco Corp., 144A, 6.63%, 4/1/2032	194,535

		1,830,305

	Oil Refining & Marketing – 0.1%
861,000	Parkland Corp., 144A, 4.50%, 10/1/2029	815,761
323,000	Sunoco LP / Sunoco Finance Corp., 4.50%, 5/15/2029	310,787

		1,126,548

	Pipelines – 0.8%
835,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.38%, 6/15/2029	826,936
310,000	Buckeye Partners LP, 4.13%, 12/1/2027	298,633

Par		Value
	Pipelines - (continued)
	Cheniere Corpus Christi Holdings, LLC,
$240,000	3.70%, 11/15/2029	$230,854
705,000	2.74%, 12/31/2039	586,701
625,000	Cheniere Energy, Inc., 4.63%, 10/15/2028	621,343
470,000	DCP Midstream Operating LP, 5.60%, 4/1/2044	467,784
	DT Midstream, Inc.,
290,000	4.13%, 6/15/2029, 144A	277,612
640,000	4.30%, 4/15/2032, 144A	600,707
930,000	El Paso Natural Gas Co., LLC, 144A, 3.50%, 2/15/2032	828,312
	Enbridge, Inc.,
755,000	3.13%, 11/15/2029	712,731
110,000	5.70%, 3/8/2033	115,986
839,000	SOFR + 3.68%, 5.50%, 7/15/2077(n)	817,415
870,000	Energy Transfer, 5.75%, 2/15/2033	910,593
	Energy Transfer LP,
245,000	UST + 5.13%, 6.75%, 5/15/2025(n)	244,634
410,000	UST + 5.31%, 7.13%, 5/15/2030(n)	419,850
385,000	SOFR + 3.28%, 8.53%, 11/1/2066(o)	365,742
	Enterprise Products Operating, LLC,
262,000	2.80%, 1/31/2030	244,509
640,000	4.85%, 3/15/2044	610,313
270,000	SOFR + 3.29%, 5.25%, 8/16/2077(n)	267,002
765,000	SOFR + 2.83%, 5.38%, 2/15/2078(n)	732,737
565,000	EQM Midstream Partners LP, 144A, 4.50%, 1/15/2029	553,167
170,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/2028	172,264
265,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/2027	266,998
67,000	Global Partners LP/GLP Finance Corp., 144A, 8.25%, 1/15/2032	69,552
425,000	Hess Midstream Operations LP, 144A, 5.50%, 10/15/2030	424,400
260,000	Kinder Morgan, Inc., 2.00%, 2/15/2031	223,552
425,000	Kinetik Holdings LP, 144A, 5.88%, 6/15/2030	428,239
625,000	MPLX LP, 1.75%, 3/1/2026	602,108
420,000	NuStar Logistics LP, 5.63%, 4/28/2027	422,241
	ONEOK, Inc.,
650,000	3.10%, 3/15/2030	605,193
200,000	6.05%, 9/1/2033	213,802
145,000	Plains All American Pipeline LP, SOFR + 4.37%, 9.49%, 10/31/2024(o)	145,100
565,000	Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029	537,577
265,000	Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	264,648
470,000	South Bow Canadian Infrastructure Holdings, Ltd., 144A, UST + 3.67%, 7.50%, 3/1/2055(n)	494,193
155,000	Summit Midstream Holdings, LLC, 144A, 8.63%, 10/31/2029	162,255

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2024 (Unaudited) (continued)

Par		Value
	Pipelines - (continued)
$712,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A, 6.00%, 12/31/2030	$676,858
395,000	Targa Resources Corp., 4.20%, 2/1/2033	374,263
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
355,000	4.88%, 2/1/2031	352,619
1,075,000	4.00%, 1/15/2032	1,012,427
355,000	TransCanada PipeLines Ltd., 4.25%, 5/15/2028	354,069
250,000	Transcanada Trust, 5.88%, 8/15/2076(n)	248,834
410,000	Venture Global Calcasieu Pass, LLC, 144A, 6.25%, 1/15/2030	430,058
400,000	Venture Global LNG, Inc., 144A, 8.38%, 6/1/2031	422,642
780,000	Western Midstream Operating LP, 4.75%, 8/15/2028	779,571
680,000	Whistler Pipeline, LLC, 144A, 5.95%, 9/30/2034	704,488
255,000	Williams Co., Inc, 2.60%, 3/15/2031	225,419

		21,346,931

	REITS-Diversified – 0.1%
865,000	American Tower Corp., REIT, 3.10%, 6/15/2050	603,269
700,000	Crown Castle, Inc., REIT, 5.20%, 2/15/2049	673,080
	Digital Realty Trust LP,
430,000	3.70%, 8/15/2027, REIT	424,018
160,000	3.60%, 7/1/2029, REIT	154,715
630,000	Equinix, Inc., REIT, 3.20%, 11/18/2029	594,836
1,055,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital, LLC, 144A, REIT, 10.50%, 2/15/2028	1,126,963

		3,576,881

	Retail-Propane Distribution – 0.0%
435,000	Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp., 144A, 5.88%, 4/1/2029	407,430
457,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/2031	426,453

		833,883

	Telecom Services – 0.1%
730,000	Bell Telephone Co. of Canada or Bell Canada, 2.15%, 2/15/2032	619,476
1,020,000	Frontier Communications Holdings, LLC, 144A, 8.63%, 3/15/2031	1,100,524
150,000	Iliad Holding SAS, 144A, 7.00%, 10/15/2028	152,724
335,000	Optics Bidco SpA, 144A, 6.38%, 11/15/2033	349,164

Par		Value
	Telecom Services - (continued)
$665,000	TELUS Corp., 3.40%, 5/13/2032	$609,446
89,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 144A, 8.25%, 10/1/2031	90,596

		2,921,930

	Telephone-Integrated – 0.1%
440,000	Telecom Italia Capital SA , 6.38%, 11/15/2033	453,926
	AT&T, Inc.,
780,000	3.80%, 2/15/2027	773,144
445,000	3.50%, 9/15/2053	327,193
340,000	Level Financing, Inc., 144A, 10.50%, 5/15/2030	367,625
	Verizon Communications Inc.,
135,000	2.36%, 3/15/2032	116,348
420,000	3.55%, 3/22/2051	325,491
	Verizon Communications, Inc.,
685,000	4.33%, 9/21/2028	688,880
755,000	2.65%, 11/20/2040	556,636

		3,609,243

	Transport-Rail – 0.1%
180,000	Brightline East, LLC, 144A, 11.00%, 1/31/2030	153,171
	Canadian National Railway Co.,
505,000	3.85%, 8/5/2032	488,063
640,000	3.20%, 8/2/2046	493,587
475,000	CSX Corp., 4.10%, 11/15/2032	467,504
	Union Pacific Corp.,
505,000	2.40%, 2/5/2030	463,571
460,000	4.50%, 1/20/2033	465,301
425,000	3.20%, 5/20/2041	344,581

		2,875,778

	Total Corporate Debts	88,796,478

	(Cost $88,614,532)

Private Debts - 1.3%
2,844,789	Future Fiber Holdings, LLC., SOFR + 6.50%, 11.81%, 5/1/2028(a)(l)(o)(p)	2,887,176
1,127,873	Future Fiber Holdings, LLC., SOFR + 6.50%, 11.88%, 5/1/2028(a)(l)(o)(p)	1,144,678
707,593	Future Fiber Holdings, LLC., SOFR + 6.50%, 11.82%, 5/1/2028(a)(l)(o)(p)	718,136
686,843	Future Fiber Holdings, LLC., SOFR + 6.50%, 11.84%, 5/1/2028(a)(l)(o)(p)	697,077
666,667	Future Fiber Holdings, LLC., SOFR + 6.50%, 11.86%, 5/1/2028(a)(l)(o)(p)	676,600
4,500,000	Future Fiber Holdings, LLC. Unfunded, 1.00%, 5/1/2025(a)(l)	90,498
477,419	Spearmint Renewable Development Company, LLC Tranche A, 13.75%, 6/9/2027(a)(l)	471,690
2,118,727	Spearmint Renewable Development Company, LLC Tranche A, 13.75%, 6/9/2027(a)(l)(p)	2,093,303
1,522,581	Spearmint Renewable Development Company, LLC Tranche B, 10.75%, 9/9/2025(a)(l)	1,500,046

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2024 (Unaudited) (continued)

Par		Value

$6,540,674	Spearmint Renewable Development Company, LLC Tranche B, 10.75%, 9/9/2025(a)(l)(p)	$6,443,872
20,000,000	Vantage Data Centers, 10.50%, 9/20/2029(a)(l)	20,398,000

	Total Private Debts	37,121,076

	(Cost $36,340,359)

Shares

Short-Term Investment - 0.9%
24,340,503	Fidelity Investments Money Market Treasury Portfolio, Institutional Share Class 4.87%	24,340,503

	(Cost $24,340,503)

	Total Investments - 106.6%	2,975,778,669

	(Cost $2,487,564,256)
	Liabilities in excess of Other Assets - (6.6)%	(182,959,617)

	Net Assets - 100.0%	$2,792,819,052

(a)	Restricted Securities.
(b)	The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.
(c)	Affiliated issuer.
(d)	The Fund owns more than 25% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(e)	Partnership is not designated in units. The Fund owns approximately 13.8% of this fund.
(f)	Partnership is not designated in units. The Fund owns approximately 1.4% of this Fund.
(g)	Partnership is not designated in units. The Fund owns approximately 4.2% of this Fund.
(h)	Partnership is not designated in units. The Fund owns approximately 9.9% of this fund.
(i)	The Fund owns more than 50% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(j)	Partnership is not designated in units. The Fund owns approximately 11.9% of this Fund.
(k)	Investment is a wholly-owned and controlled subsidiary that is not designated in units.
(l)	Security value was determined by using significant unobservable inputs.
(m)	Non-income producing security.
(n)	The security is currently paying a fixed rate as presented and set to convert to a variable rate at a later date with the rate determined as [Referenced Rate + Basis-point spread].
(o)	Variable rate security. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].
(p)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.

Portfolio Abbreviations:

144A - Rule 144A Security

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USSWAP - USD 5 Year Swap Rate

UST - 5 Year United States Treasury Rate

Industry	% of Net Assets

Diversified	84.7%
Electric-Integrated	6.3%
Pipelines	3.3%
Electric-Distribution	1.9%
Building-Heavy Construction	1.5%
Transport-Rail	1.5%
Private Debts	1.3%
REITS-Diversified	1.2%
All Other Industries	4.9%
Liabilities in excess of Other Assets	(6.6)%

Total	100.0%

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Assets and Liabilities

September 30, 2024 (Unaudited)

ASSETS:
Investments:
Non-affiliated investment in securities at cost	$1,726,306,491
Non-affiliated investment net unrealized appreciation	319,630,700

Total non-affiliated investment in securities, at fair value	2,045,937,191

Affiliated investment in securities at cost	761,257,765
Affiliated net unrealized appreciation	168,583,713

Total affiliated investment in securities, at fair value	929,841,478

Cash	4,703,881
Foreign Currency (Cost $2,641)	2,638
Receivables for:
Dividends and interest	5,853,770
Reclaims	484,982
Fund shares sold	270,106
Investments sold	10,000,000

Total receivables	16,608,858
Prepaid expenses	103,337

Total Assets	2,997,197,383

LIABILITIES:
Payables for:
Loan payable	194,000,000
Adviser fees	8,168,722
Interest and Line of Credit fees	1,081,911
Professional fees	271,023
Investments purchased	182,387
Administrative fees	152,392
Custodian fees	146,911
Transfer agent fees	52,662
Accrued expenses and other liabilities	322,323

Total Liabilities(a)	204,378,331

NET ASSETS	$2,792,819,052

NET ASSETS consist of:
Paid-in capital	$2,262,019,558
Total distributable earnings	530,799,494

TOTAL NET ASSETS	$2,792,819,052

Net Assets	$2,792,819,052
Shares of beneficial interest outstanding (unlimited authorization)	98,921,176

Net asset value price per share (Net Assets/Shares Outstanding)	$28.23

(a) See Note 9. Restricted Securities for detail of Commitments and Contingencies related to unfunded commitments.

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Operations

For the Six Months Ended September 30, 2024 (Unaudited)

Investment Income:
Dividends from non-affiliated investments	$25,700,501
Dividends from affiliated investments	2,384,523
Interest income	6,156,611
Less: foreign taxes withheld	(328,549)

Total Investment Income	33,913,086

Expenses:
Adviser fees (Note 4)	16,560,235
Interest and Line of Credit fees (Note 8)	4,554,433
Administration fees	484,764
Professional fees	419,866
Shareholder reporting fees	204,131
Directors’ fees (Note 4)	186,880
Custodian fees	165,464
Transfer agent fees	112,678
Registration fees	30,777
Other expenses	115,595

Total Expenses	22,834,823

Net Investment Income	11,078,263

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on non-affiliated investments	12,358,238
Net realized gain on affiliated investments	2,580,783
Net realized loss on foreign currency transactions	(55,147)
Net change in unrealized appreciation/depreciation on non-affiliated investments and foreign currency	76,920,681
Net change in unrealized appreciation/depreciation on affiliated investments	1,010,411

Net Realized and Unrealized Gain on Investments	92,814,966

Net Increase in Net Assets Resulting from Operations	$103,893,229

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statements of Changes in Net Assets

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 11,078,263	$28,776,920
Net realized gain (loss) on investments and foreign currency transactions	14,883,874	(9,442,158)
Net change in unrealized appreciation/depreciation on investments and foreign currency	77,931,092	68,402,664

Net Increase in Net Assets Resulting From Operations	103,893,229	87,737,426

Distributions to Shareholders from:
Net investment income and net realized gains	(25,962,137)	(2,678,502)
Return of capital	(14,118,472)	(82,584,456)

Total Distributions	(40,080,609)	(85,262,958)

Capital Share Transactions:
Shares issued	128,617,640	484,361,424
Reinvested dividends	5,563,394	14,386,553
Shares redeemed	(352,502,892)	(583,283,244)

Net Decrease in Net Assets
Resulting From Capital Share Transactions	(218,321,858)	(84,535,267)

Total Decrease in Net Assets	(154,509,238)	(82,060,799)

Net Assets:
Beginning of Period	$2,947,328,290	$3,029,389,089

End of Period	$2,792,819,052	$2,947,328,290

Share Transactions:
Shares sold	4,629,239	17,597,508
Shares issued in reinvestment of dividends	200,454	525,401
Shares redeemed	(12,674,650)	(21,257,209)

Net Decrease in Shares of Beneficial Interest Outstanding	(7,844,957)	(3,134,300)

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Cash Flows

For the Six Months Ended September 30, 2024 (Unaudited)

Cash Flows Provided by Operating Activities:
Net increase in net assets resulting from operations	$103,893,229
Adjustments to Reconcile Net Increase in Net Assets Resulting From Operations to Net Cash Provided by Operating Activities:
Purchases of investment securities	(218,078,905)
Proceeds from disposition of investment securities	362,003,038
Net sales of short-term investment securities	10,598,375
Net change in unrealized appreciation/depreciation on investments and foreign currency	(77,931,092)
Net realized gain from investments sold and foreign currency transactions	(14,883,874)
Net amortization/(accretion) of premium/(discount)	(365,582)
Decrease in dividends and interest receivable	809,335
Increase in reclaims receivable	(53,461)
Increase in prepaid expenses	(103,337)
Decrease in Adviser fees payable, net	(337,940)
Increase in Interest and Line of Credit fees payable	376,811
Decrease in administrative fees payable	(11,350)
Decrease in professional fees payable	(30,188)
Increase in custodian fees payable	84,386
Decrease in transfer agent fees payable	(1,640)
Increase in accrued expenses and other liabilities	68,808

Net Cash Provided by Operating Activities	166,036,613

Cash Flows From Financing Activities:
Proceeds from line of credit	332,000,000
Repayment of line of credit	(243,000,000)
Proceeds from shares issued	133,443,472
Payments of shares redeemed	(352,502,892)
Dividends paid (net of reinvestment of dividends)	(34,517,215)

Net Cash Used by Financing Activities	(164,576,635)

Effect of exchange rate changes on foreign currency	(45,104)

Net Increase in Cash	1,414,874

Cash and Foreign Currency:
Beginning of period	3,291,645

End of period	$4,706,519

Supplemental Disclosure of Cash Flow Information:
Interest and Line of Credit fees paid during the period	$4,212,733
Reinvestment of dividends	5,563,394

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Financial Highlights

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Net Asset Value, Beginning of Period	$27.61		$27.56	$27.72	$25.70	$24.10	$25.24
Income from Investment Operations:
Net investment income(a)	0.11		0.26	0.17	0.22	0.23	0.50
Net realized and unrealized gain (loss)	0.89		0.55	0.43	2.55	2.12	(0.75)

Total from investment operations	1.00		0.81	0.60	2.77	2.35	(0.25)

Less Distributions to Shareholders from:
Distribution from net investment income and net realized gains	(0.25)		(0.02)	(0.37)	(0.44)	(0.13)	—
Return of Capital	(0.13)		(0.74)	(0.39)	(0.31)	(0.62)	(0.89)

Total Distributions	(0.38)		(0.76)	(0.76)	(0.75)	(0.75)	(0.89)

Net Asset Value, End of Period	$28.23		$27.61	$27.56	$27.72	$25.70	$24.10

Total Return Based On Net Asset Value	3.47	%(b)	3.25%	2.49%	10.91%	9.35%	(1.08)%
Ratios and Supplemental Data
Net assets, end of period (000’s)	$2,792,819		$2,947,328	$3,029,389	$2,674,715	$1,876,556	$1,614,024
Ratios of gross expenses to average net assets	1.59	%(c)	1.36%	1.31%	1.29%	1.34%	1.30%
Ratios of net expenses to average net assets	1.59	%(c)	1.36%	1.31%	1.29%	1.33%	1.30%
Ratios of net investment income to average net assets	0.77	%(c)	0.95%	0.63%	0.82%	0.91%	1.99%
Portfolio turnover rate	7.38	%(b)	18.53%	19.47%	16.90%	27.95%	34.42%

(a)	Per Share amounts are calculated based on average outstanding shares.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2024 (Unaudited)

NOTE 1. ORGANIZATION

Versus Capital Real Assets Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund’s investment objective is to achieve long-term Real Returns through current income and long-term capital appreciation with low correlation to the broader public equity and debt markets. “Real Returns” are defined as total returns adjusted for the effects of inflation. The Fund attempts to achieve this objective by investing substantially all of its assets in public and private investments in global infrastructure, timberland and agriculture/farmland (“Real Asset Related Investments”). The Fund may also invest in a wholly-owned and controlled subsidiary (the “Subsidiary”) that will make direct investments into timberland and agriculture/farmland assets. The Fund will maintain voting control of the Subsidiary. The Subsidiary will be a real estate investment trust (“Sub-REIT”) and the Fund shall report its investment in the Sub-REIT in accordance with generally accepted accounting principles. Accordingly, the Fund’s investment in the Sub-REIT shall be valued utilizing the fair value principles outlined within the Fund’s valuation Policy. For purposes of the Fund’s leverage and concentration policies under the Investment Company Act, the assets of the Sub-REIT will be consolidated with the assets of the Fund in order to determine compliance with such policies. Any leverage incurred at the Subsidiary level will be aggregated with the Fund’s leverage for purposes of complying with Section 18 of the Investment Company Act. For purposes of complying with its fundamental and non-fundamental investment restrictions and policies pursuant to Section 8 of the Investment Company Act, the Fund will aggregate its direct investments with the investments of the Subsidiary. The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value and has registered an indefinite number of shares under the Securities Act of 1933. The Fund’s investment adviser is Versus Capital Advisors LLC (the ‘‘Adviser’’).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Securities are accounted for on a trade date basis. The cost of securities sold is determined and gains (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and net change in unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds or other investments, together with any dividends or interest income earned from such investments. A portion of any distribution may be a return of capital or from other capital sources. Dividends and distributions to shareholders are recorded on the ex-dividend date.

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder affirmatively elects not to reinvest in Shares. Shareholders may elect initially not to reinvest by indicating that choice in writing to the Fund’s transfer agent. Thereafter, shareholders are free to change their election by contacting the Fund’s transfer agent (or, alternatively, by contacting the selling agent that sold such shareholder its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no sales load or other charge for Shares received by reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

As of and during the six months ended September 30, 2024, the Fund did not have a liability for any unrecognized tax obligations. The Fund recognizes interest and penalties, if any, related to unrecognized tax obligations as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdiction as U.S. Federal. Tax returns filed within the prior three years generally remain subject to examination by federal and state tax authorities when applicable statutes of limitations have not expired.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts at fiscal year end based on the tax treatment; temporary differences do not require such reclassification.

For the year ended March 31, 2024, tax character of the distribution paid by the Fund was approximately $811,000 of ordinary income dividends, approximately $1,867,000 of long term capital gains, and approximately $82,585,000 of return of capital. For the year ended March 31, 2023, the tax character of the distribution paid by the Fund was approximately $1,541,000 of ordinary income dividends, approximately $37,720,000 of long term capital gains, and approximately $41,500,000 of return of capital. Distribution from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses. As of March 31, 2024, the Fund had $0 of carryovers available to offset future capital gains.

Under federal tax law, capital and qualified ordinary losses realized after October 31 and December 31, respectively, may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended March 31, 2024, the Fund did not have any qualified late year losses.

As of September 30, 2024, the gross unrealized appreciation and depreciation and net unrealized appreciation on a tax basis were approximately $514,730,000, $(26,516,000) and $488,214,000, respectively. The aggregate cost of securities for federal income tax purposes at September 30, 2024, was approximately $2,487,564,000.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. SECURITIES VALUATION

The Board of Directors (the “Board”) has established procedures (the “Procedures”) pursuant to which the Fund prices its securities, consistent with Sections 2(a)(5) and 2(a)(41) of the 1940 Act, as follows:

Publicly Traded Securities - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the official closing price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no published closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the closing price of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If, after the close of a domestic or foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, the domestic or foreign securities may be fair valued pursuant to the Procedures.

Securities traded in the over-the-counter market, such as fixed-income securities and certain equities, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no official closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Fixed-income securities typically will be valued on the basis of prices provided by a pricing service, generally an evaluated price or the mean of closing bid and ask prices obtained by the pricing service, when such prices are believed by the Adviser to reflect the fair market value of such securities. Syndicated loans are valued by Approved Pricing Sources at the average of broker quotes obtained from market makers deemed reliable by their internal evaluation staff or by internally developed models that incorporate both indicative quotes and actual trade data for similar loans.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at their closing NAV.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the market quotation is unreliable, will be valued at fair value pursuant to the Procedures. In these circumstances, the Adviser determines fair value in a manner that fairly reflects the market value of the

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Private Debt Investments - The Fund will use its best efforts to value each private debt investment at its fair value under current market conditions. In doing so, the Fund will engage external valuation consultants to aid in the fair value determination of each private debt investment.

The Fund will work with the external valuation consultants to select an appropriate fair valuation approach for each private debt investment, which may include, but is not limited to, yield, market and cost approaches, or a combination of approaches. The external valuation consultant, in consultation with the Valuation Designee, may develop a unique valuation model or method for each individual private debt investment. The models and/or methods used may consider, among other things, comparable sector curve information, public market valuations, transaction prices, discounted cash flow analyses, assessments of borrower credit quality, borrower- or project-specific financial information, and/or other relevant information. Models may apply changes to certain public market inputs, such as comparable sector curves and/or benchmarks, only upon a change exceeding predetermined volatility thresholds and may also incorporate adjustments to public market inputs, such as the application of haircuts at levels which may vary based on market circumstances. The models and/or methods used by the external valuation consultant will produce information such as a specific price estimate, an estimated valuation range or confirmation that the prior day’s price estimate remains appropriate.

The Fund will review the intended valuation approach and/or valuation model for each private debt investment as developed by an external valuation consultant prior to its implementation. This review may consider numerous factors such as the particular investment’s contractual cash flows, the financial strength and operational performance of the borrower, and the debt instrument’s spread to relevant base rates. The Fund may receive certain initial and/or periodic financial information from the borrower, loan administrator, arranger, monitoring agent, and/or other external parties, and will provide this information to the external valuation consultant for consideration in the valuation model.

The Fund will determine a fair valuation for each private debt investment daily, typically based on information received from an external valuation consultant (i.e., outputs from the models and/or methods described above). The Fund will review the valuation estimates provided by the external valuation consultants for reasonableness based on its knowledge of each investment and current market conditions. When a valuation range is provided, the Fund will generally determine to keep the valuation unchanged if the prior day’s price falls within the current day’s range. These valuation processes may result in a private debt investment’s valuation being unchanged for a period of time.

In certain circumstances, an externally provided valuation range or specific price estimate may be unavailable or the Fund may determine that the valuation received does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Fund will determine the fair value of the investment, in good faith, via alternative means which may include, among others, valuing the investment at its prior day’s price, valuing the investment at its amortized cost, or implementing an internally developed model. In determining such a fair valuation, the Fund may consider any information it deems appropriate including as received directly from the borrower, as received from alternative external information sources, including monitoring agents, or as reflected by current general market conditions.

Private Investment Funds - The Fund typically values its investments in each Private Investment Fund according to the value reported by each Private Investment Fund’s quarterly NAV statement. The Fund also reviews this information for reasonableness based on its knowledge of current market conditions and the individual characteristics of each Private Investment Fund and may clarify or validate the reported information with the applicable manager of the Private Investment Fund. The valuation for each Private Investment Fund is individually updated as soon as the Fund completes its reasonableness review, including any necessary information validations with the manager of the Private Investment Fund, and typically within 45 calendar days after the end of each quarter for all Private Investment Funds. The Fund may conclude, in certain circumstances, that the information provided by any such manager does not represent the fair value of the Fund’s investment in a Private Investment Fund and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Fund may determine to value it’s investment in the Private Investment Fund at a discount or a premium to the reported value received from the Private Investment Fund. Any such decision will be made in good faith by the Fund and will be reported to the Board’s Valuation Committee at its next regularly scheduled quarterly meeting. The Fund shall use its best efforts to ensure that each of such Private Investment Funds has in place policies and procedures that provide underlying principles behind the disclosure of reliable information with adequate supporting operational practices.

Additionally, between the quarterly valuation periods, the NAVs of such Private Investment Funds are adjusted daily based on the total return that each Private Investment Fund is estimated by the Fund to generate during the current quarter (the “Investment Accrual Rate”). The Fund determines the Investment Accrual Rate at the beginning of each quarter, based on internally developed models that weight the expected impacts of income and appreciation projections by property sector, adjusting for expected market factors and underlying expenses. The Fund monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments.

In certain circumstances, the Fund may access daily or periodic NAV information provided by a Private Investment Fund. In such an instance, the Fund may determine to value it’s investment in a Private Investment Fund according to this information and may forego daily valuation adjustments based on an Investment Accrual Rate.

If the Fund does not have access to sell shares of a Private Investment Fund in its primary market, the Fund may determine to fair value the Private Investment Fund at a price other than its NAV. In such an instance, the Fund may consider any information it deems appropriate including as received

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

from broker-dealers and/or pricing services or comparable sales in the secondary market. Any such fair valuation determinations will be made in good faith by the Fund, may be based upon an internally developed pricing model, and will be reported to the Board’s Valuation Committee at its next regularly scheduled quarterly meeting.

The September 30, 2024 Portfolio of Investments presented herein reports the value of all the Fund’s investments in Private Investment Funds at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its September 30, 2024 NAV calculation.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities.

Sub-REIT Investment - The Fund has adopted procedures pursuant to which the Fund will value its investment in the Sub-REIT at fair value. In accordance with these procedures, the Adviser shall require the external management companies of any direct investments to follow similar procedures to those that are outlined above for the continuously offered Private Investment Funds.

At September 30, 2024, Versus Capital Real Assets Sub-REIT II LLC owned: an alfalfa property in Bent County, Colorado fair valued at approximately $19.1 million, the property was subsequently sold through an auction conducted in October 2024, for total gross consideration of approximately $13.9 million, which is subject to a scheduled closing in December 2024; almond, walnut, peach and prune properties in Placer and Sutter counties in California fair valued at approximately $21.4 million, net of property level debt; a citrus property in Collier County, Florida fair valued at approximately $32.5 million; and a hazelnut property in Benton County, Oregon fair valued at approximately $21.0 million.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 –	unadjusted quoted prices in active markets for identical securities

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Total Fair Value at 09/30/2024		Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Private Investment Funds (Sub-REIT)*	$100,448,067		$—	$—	$100,448,067
Common Stocks*	430,467,492		270,135,908	160,331,584	—
Warrants*	—	**	—	—	—	**
Real Estate Investment Trust*	30,421,085		30,421,085	—	—
Corporate Debts*	88,796,478		—	88,796,478	—
Private Debts*	37,121,076		—	—	37,121,076
Short-Term Investment	24,340,503		24,340,503	—	—

Subtotal	$711,594,701		$324,897,496	$249,128,062	$137,569,143

Private Investment Funds (held at NAV)*	2,264,183,968

Total	$2,975,778,669

*	See Portfolio of Investments for industry breakout.
**	Securities valued at $0.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Total	Private Investments Funds (Sub-REIT)	Warrants		Private Debts

Balance as of 03/31/2024	$139,483,714	$105,031,520	$—		$34,452,194
Transfers into Level 3	—	—	—		—
Net purchases (sales)	6,434,773	—	—		6,434,773
Accretion and Amortization	61,437	—	—		61,437
Realized Gain	6,004	—	—		6,004
Change in unrealized gain/loss	(8,416,785)	(4,583,453)	—		(3,833,332)

Balance as of 09/30/2024	$137,569,143	$100,448,067	$—	**	$37,121,076

**	Securities valued at $0.

For the period ended September 30, 2024, the total change in unrealized gain/loss on Level 3 securities still held at the end of the period was $(8,765,885).

The Sub-REIT is categorized as Level 3 of the fair value hierarchy and it’s fair value is largely based upon the externally appraised values of the underlying properties that it holds. Such appraisals are generally based on identified comparable sales as well as discounted cash flow analyses that rely on contractual lease factors, estimates of crop yields and appropriate discount rates. Significant changes in such estimates could have material changes to the appraised values of the underlying properties and the resulting fair values of the Sub-REIT. The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy at September 30, 2024:

Category	Total Fair Value at 09/30/2024		Valuation Technique	Unobservable Inputs	Input Range

Private Investments Funds (Sub-REIT)	$100,448,067		Income Capitalization Approach	Discount Rate	2.90% - 7.50%
			Sales Comparison Approach	Price Per Net Acre	$2,800 - $24,000
Warrants	—	**	Intrinsic Value	Redemption Price	$0.00
Private Debts	37,121,076		Amortized Cost	Cost	$0.98
			Discounted Cash Flow	Discount Rate	10.42% - 15.44%

Balance as of 09/30/2024	$137,569,143

**	Securities valued at $0.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 1.15% of the Fund’s NAV, which accrues daily based on the net assets of the Fund and is paid quarterly. The Fund incurred fees to the Adviser of $16,560,235 for the period ended September 30, 2024.

The Adviser has retained the services of the following sub-advisers for the Fund: Brookfield Public Securities Group LLC and Lazard Asset Management LLC. The sub-advisers each manage a specified portion of the Fund’s assets to be invested in domestic and international public and private securities, such as common equities, preferred shares and debt investments associated with real assets (including secured debt and mezzanine financing). The Adviser incurred fees to the Investment Managers of approximately $1,356,000 for the six months ended September 30, 2024. Fees paid to sub-advisers are based on the average net assets that they manage at an annual rate up to 0.60% and are paid by the Adviser from its Investment Management Fee.

Foreside Funds Distributors LLC, (the “Distributor”) serves as the Fund’s statutory underwriter and facilitates the distribution of Shares.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time. Each of the Independent Directors is a member of all Committees. The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation. The Fund also reimburses the Adviser for a portion of the compensation that it pays to the Fund’s Chief Compliance Officer.

NOTE 5. MARKET RISK FACTORS

The Fund’s investments in securities and/or financial instruments may expose the Fund to various market risk factors including, but not limited to the following:

General Market Fluctuations Will Affect the Fund’s Returns. At times, the Fund’s investments in Private Investment Funds and Real Asset Related Investments will be negatively affected by the broad investment environment in the timberland, agriculture/farmland or infrastructure markets, the debt market and/or the equity securities market.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

Risks of Investing in Infrastructure. An investment in the Fund is subject to certain risks associated with the ownership of infrastructure and infrastructure-related assets in general, including: the burdens of ownership of infrastructure; local, national and international economic conditions; the supply and demand for services from and access to infrastructure; the financial condition of users and suppliers of infrastructure assets; changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; changes in environmental laws and regulations, and planning laws and other governmental rules; environmental claims arising in respect of infrastructure acquired with undisclosed or unknown environmental problems or as to which inadequate reserves have been established; changes in energy prices; changes in fiscal and monetary policies; negative developments in the economy that depress travel; uninsured casualties; force majeure acts, terrorist events, under-insured or uninsurable losses; and other factors which are beyond the reasonable control of the Fund or the Private Investment Funds.

Risks of Investing in Timberland. An investment in the Fund is subject to certain risks associated with the ownership of timberland, timber and timber-related assets in general, including: the volatility of forest product prices; changes in foreign and U.S. trade and tariff policies; general market forces, such as regional growth rates, construction activity, changes in currency exchange rates and capital spending; competition from the use of alternative building materials and other decreases in demand; forestry regulations restricting timber harvesting or other aspects of business; the illiquidity of timber related asset investments; losses from fire and other causes; uninsured casualties; force majeure acts, terrorist events, underinsured or uninsurable losses; and other factors which are beyond the reasonable control of the Fund or the Private Investment Funds.

Risks of Investing in Agriculture/Farmland. Investments in agriculture/farmland are subject to various risks, including adverse changes in national or international economic conditions, adverse local market conditions, adverse natural conditions such as storms, floods, drought, windstorms, hail, temperature extremes, frosts, soil erosion, infestations and blights, failure of irrigation or other mechanical systems used to cultivate the land, financial conditions of tenants, marketability of any particular kind of crop that may be influenced, among other things, by changing consumer tastes and preferences, import and export restrictions or tariffs, casualty or condemnation losses, government subsidy or production programs, buyers and sellers of properties, availability of excess supply of property relative to demand, changes in availability of debt financing, changes in interest rates, real estate tax rates and other operating expenses, environmental laws and regulations, governmental regulation of and risks associated with the use of fertilizers, pesticides, herbicides and other chemicals used in commercial agriculture, zoning laws and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of properties, risk due to dependence on cash flow, as well as acts of God, uninsurable losses and other factors which are beyond the control of Private Investment Funds.

Risks of Investing in Equity Securities. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.

Risks of Investing in Debt Securities. The Fund will invest in real asset related debt securities. Other factors may materially and adversely affect the market price and yield of such debt securities, including investor demand, changes in the financial condition of the borrower, government fiscal policy and domestic or worldwide economic conditions. The Fund’s debt securities will be subject to credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due.

Unfunded Commitments. In order to meet its obligation to provide capital for unfunded commitments, the Fund may have to hold some, or in certain cases a substantial amount, of its assets temporarily in money market securities, cash or cash equivalents, possibly for several months; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

Interest Rate Risk. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). Recently, the U.S. Federal Reserve has increased interest rates from historically low levels, resulting in rising interest rates across the financial system. Thus, the Fund currently faces a heightened level of risk associated with high interest rates and/or bond yields.

Liquidity Risk. The Fund will invest in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act. The Fund may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which it purchased such securities. The Fund’s portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.

In addition, the Fund’s interests in the Private Investment Funds are subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from a Private Investment Funds pursuant to limited withdrawal rights. Some Private Investment Funds may subject the Fund to a lockup period or otherwise suspend the repurchase rights of their shareholders, including the Fund, from time to time. Further, Private Investment Funds managers may impose transfer restrictions on the Fund’s interests. There may be no secondary market for the Fund’s interests in the Private Investment Funds. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time. Sub-REITs invest in illiquid assets, and may be unable to sell their assets, or be forced to sell them at reduced prices. The Adviser may also invest directly in other private securities that they may not be able to sell at the Fund’s current carrying value for the securities.

Market Disruption, Health Crises, Terrorism and Geopolitical Risks. The Fund’s investments may be negatively affected by the broad investment environment in the real assets market, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. In addition, the Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, sanctions or embargos, tariffs and trade

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2024, the purchases and sales of investment securities, excluding short-term investments, were approximately $218,171,000 and $332,004,000, respectively.

NOTE 7. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). In general, the Repurchase Pricing Date occurs on the Repurchase Request Deadline and settlement occurs 2 days later. Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date.

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”). Certain authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow / require shareholders to submit their tender request only on the Repurchase Request Deadline.

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2% of the Fund’s outstanding Shares. If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer plus 2% of the Fund’s outstanding Shares, the Fund is required to repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their Shares before prorating other amounts tendered. Because of the potential for proration, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

Results of the Fund’s Repurchase Offers during the six months ended September 30, 2024 are as follows:

Repurchase Request Deadline/Pricing Date	Repurchase Offer Amount (Percentage)	Repurchase Offer Amount (Shares)	Shares Tendered for Repurchase	Percentage of Tendered Shares Repurchased	Value of Repurchased Shares

May 31, 2024	5%	5,426,237	8,369,535	90.0%	$207,984,379
August 23, 2024	5	5,168,269	6,454,348	80.0%	144,518,513

NOTE 8. LINE OF CREDIT

The Fund has its line of credit (“LOC”) with Bank of America N.A. with borrowing capacity of $245,000,000. Borrowings, if any, under the LOC bear interest at the Secured Overnight Financing Rate (SOFR) at the time of borrowing, plus 1.10%. In addition, the Fund incurs a Non-Utilization Fee equal to 0.25%-0.35% on the portion of the LOC not being used and certain origination and structuring fees (the “other LOC fees”). On September 20, 2024 the credit agreement with Bank of America N.A was amended to increase the borrowing capacity from $245,000,000 to $350,000,000 and to include all custody accounts as collateral eliminating the requirement to pledge individual securities as collateral.

The Fund incurred interest expense of $4,342,000 and other LOC fees equal to $213,000 during the period ended September 30, 2024. During the period ended September 30, 2024, the average daily amount of borrowings on the days that the Fund had an outstanding borrowing was $133,310,000. The Fund’s outstanding borrowings from the LOC were $194,000,000 at September 30, 2024 at a rate of 6.39%. The Fund complied with all covenants of the LOC during the period ended September 30, 2024.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

NOTE 9. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. This and other important information are described in the Fund’s Prospectus.

As of September 30, 2024, the Fund invested in the following restricted securities:

Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	% of Net Assets

AEW Cold Storage Properties Fund LP	5/4/2022	89,289	—	$101,253	$96,711	$—	3.5%
AgriVest Farmland Fund, Inc	7/1/2019	9,578	—	19,071	22,640	—	0.8%
Blackstone Infrastructure Partners LP	3/31/2019	32,137	—	40,968	62,200	—	2.2%
BTG Pactual Open Ended Core U.S. Timberland Fund LP	9/18/2017	190,247	—	220,977	300,478	—	10.8%
Ceres Farmland Holdings LP	11/6/2017	—	13.8%	135,000	232,873	—	8.3%
DigitalBridge Credit	12/19/2022	30,518,942	—	29,688	24,821	22,720	0.9%
Future Fiber Holdings, LLC
SOFR + 6.50%	6/30/2023	2,844,789	—	2,846	2,887	—	0.1%
SOFR + 6.50%	8/23/2023	1,127,873	—	1,128	1,145	—	0.1%
SOFR + 6.50%	3/12/2024	707,593	—	708	718	—	0.0%
SOFR + 6.50%	6/4/2024	686,843	—	687	697	—	0.0%
SOFR + 6.50%	8/6/2024	666,667	—	667	677	—	0.0%
Future Fiber Holdings, LLC. Unfunded	6/30/2023	4,500,000	—	91	90	4,500	0.0%
Global Diversified Infrastructure Fund	9/18/2017	44,338,080	—	73,390	82,436	—	3.0%
Hancock Timberland and Farmland Fund LP	9/18/2017	77,143	—	79,960	84,553	—	3.0%
Harrison Street Infrastructure Fund LP	7/2/2018	207,175	—	225,000	279,747	—	10.0%
IFC Core Farmland Fund LP	10/25/2019	171,604	—	192,562	223,568	—	8.0%
IFM Global Infrastructure Fund LP	9/28/2018	—	1.4%	35,148	47,813	—	1.7%
IFM US Infrastructure Debt Fund LP	9/28/2018	—	4.2%	15,016	13,302	—	0.5%
IIF Hedged LP	9/18/2017	54,785,769	—	40,267	53,719	—	1.9%
Infrastructure Debt Fund III	3/31/2019	—	9.9%	10,771	7,945	—	0.3%
Jamestown Timberland Fund	7/2/2018	121,515	—	135,010	165,619	—	5.9%
Macquarie Global Infrastructure Fund	3/15/2022	41,379	—	41,453	48,822	9,511	1.8%
National Data Center Fund	4/1/2021	101,592	—	107,067	141,154	—	5.1%
Nuveen - Global Farmland Fund	7/28/2020	123,247	—	121,243	120,848	53,757	4.3%
RMS Evergreen US Forestland Fund LP	9/18/2017	—	11.9%	74,835	101,114	—	3.6%
Spearmint Renewable Development Company, LLC
Tranche A
13.75%	1/19/2024	477,419	—	471	472	—	0.0%
13.75%	1/19/2024	2,118,727	—	2,095	2,093	—	0.1%
Spearmint Renewable Development Company, LLC
Tranche B
10.75%	1/19/2024	1,522,581	—	1,510	1,500	—	0.1%
10.75%	1/19/2024	6,540,674	—	6,489	6,444	—	0.2%
Stockbridge Niche Logistics Fund LP	4/2/2024	9,251	—	14,022	14,092	85,978	0.5%
US Core Farmland Fund LP	9/18/2017	87,278	—	110,707	139,729	—	5.0%
Vantage Data Centers	9/20/2023	20,000,000	—	19,649	20,398	—	0.7%
Versus Capital Real Assets Sub-REIT ll, LLC	9/29/2017	—	—	102,002	100,448	—	3.6%

Total				$1,961,751	$2,401,753	$176,466	86.0%

(a)

The securities include Investment Funds, private debt investments, and a wholly-owned REIT subsidiaries. The Investment Funds are organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real asset portfolio of equity and debt investments consisting of timberland, infrastructure, agriculture and farmland. The Fund has also invested in wholly-owned and controlled subsidiaries that make direct investments into timberland and agriculture/farmland assets.

(b)	Initial acquisition date as shares are purchased at various dates.
(c)	Unfunded Commitments approximate their fair values.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

Security	Redemption Request(a)	Lock Up Applicable at Period End	Investment Liquidity	Redemption Frequency(b)

AEW Cold Storage Properties Fund LP		None	The fund may offer redemption requests with new capital raise periods.
AgriVest Farmland Fund, Inc	Partial	None	The fund does not have formal redemption notice or lock-up periods.	Quarterly
Blackstone Infrastructure Partners LP		Partial	Contributions have a three-year lock-up.	Quarterly
BTG Pactual Open Ended Core U.S. Timberland Fund LP	Partial	None	Contributions have a two-year lock-up.	Quarterly
Ceres Farmland Holdings LP		None	Contributions have a one-year lock-up.	Annually
DigitalBridge Credit		Full	Closed-end fund which terminates July 31, 2031 subject to one additional one-year extension at the discretion of the fund’s manager.	N/A
Global Diversified Infrastructure Fund		Partial	Contributions have a three-year lock-up. Full redemptions will be paid over 3 years.	Semi-annually
Hancock Timberland and Farmland Fund LP	Partial	None	Contributions have a three-year lock-up.	Annually
Harrison Street Infrastructure Fund LP		None	Contributions have no lock-up.	Quarterly
IFC Core Farmland Fund LP	Partial	Partial	Contributions have a five year lock up.	Semi-annually
IFM Global Infrastructure Fund LP		None	Contributions have no lock-up.	Quarterly
IFM US Infrastructure Debt Fund LP		None	Contributions have a one-year lock-up.	Quarterly
IIF Hedged LP	Partial	Partial	Contributions have a four-year soft lock up lock-up, subject to a 4% discount.	Semi-annually
Infrastructure Debt Fund III		Full	Closed-end fund which terminates February 12, 2026 subject to two additional one-year extensions at the discretion of the fund’s manager.	N/A
Jamestown Timberland Fund		None	Initial contributions have a four-year lock-up.	Quarterly
Macquarie Global Infrastructure Fund		Full	The first $50 million of contributions are subject to an initial lock-up period expiring in March 2027.	Quarterly
National Data Center Fund		Full	Contributions have a five-year lock-up.	Quarterly
Nuveen - Global Farmland Fund		Partial	Contributions have a three-year lock-up.	Annually
RMS Evergreen US Forestland Fund LP		None	Contributions have a three-year lock-up.	Semi-annually
Stockbridge Niche Logistics Fund LP		Full	Contributions have a two-year lock-up.	Quarterly
US Core Farmland Fund LP	Partial	Partial	Contributions have a five-year lock-up.	Quarterly
Versus Capital Real Assets Sub-REIT ll, LLC		None	The security is a wholly-owned REIT subsidiary of the Fund.	N/A

(a)

The Fund submitted a partial redemption request prior to period end, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.

(b)	The investment funds provide redemptions at the frequency listed at the investment managers discretion.

NOTE 10. AFFILIATED ISSUERS

The following table lists each issuer owned by the Fund that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuer during the six month ended September 30, 2024:

Affiliated Investment	Value at 03/31/2024	Purchases	Income Distributions	Sales	Realized Gain/Loss	Change in App/Dep	Value at 09/30/2024	Shares Held at 09/30/2024

BTG Pactual Open Ended Core U.S. Timberland Fund LP	$305,032,121	$—	$—	$10,000,000	$3,440,595	$2,004,980	$300,477,696	190,247
IFC Core Farmland Fund LP	250,601,491	—	900,704	29,922,199	(859,812)	3,748,706	223,568,186	171,604
Jamestown Timberland Fund	164,413,324	—	413,578	—	—	1,205,533	165,618,857	121,515
US Core Farmland Fund LP	141,094,027	—	1,070,241	—	—	(1,365,355)	139,728,672	87,278
Versus Capital Real Assets Sub-REIT ll, LLC(a)	105,031,520	—	—	—	—	(4,583,453)	100,448,067	—

Total	$966,172,483	$—	$2,384,523	$39,922,199	$2,580,783	$1,010,411	$929,841,478

(a) Security value was determined by using significant unobservable inputs.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2024 (Unaudited) (continued)

NOTE 11. COMMITMENTS AND CONTINGENCIES

As of September 30, 2024, the Fund had unfunded commitments to fund delayed draw and revolving debt of $4,500,498. The unfunded debts’ fair value is included in the investments at fair value on the Statement of Assets and Liabilities.

Investment and Type	Rate on Unfunded Portion	Par Amount	Fair Value

Future Fiber Holdings – Delayed Draw Term Loan, 5/1/2025	1.00%	$4,500,498	$90,498

NOTE 12. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions “ASU 2022-03”, which clarifies guidance when measuring the fair value of an equity security subject to contractual restrictions that prohibit its sale. The guidance is effective for fiscal years beginning after December 15, 2024. The Adviser has assessed and does not expect a material impact to the financial statements as a result of the ASU 2022-03.

In September 2023, the SEC adopted amendments to the 1940 Act “Names Rule” addressing fund names, investments, and risks. The amendments modernize and enhance the Names Rule and other names-related regulatory requirements. The amendments include enhanced disclosure requirements for terminology used in fund names and additional regulatory reporting. The Names Rule was effective December 2023, and the Fund will have 24 months to comply. The Adviser is currently evaluating any expected impacts to the Fund.

NOTE 13. SUBSEQUENT EVENTS

The Fund offered to repurchase 5% of its outstanding shares, representing 5,005,030 shares, with respect to its November 22, 2024 Repurchase Offer. Shareholders actually tendered 6,791,641 total shares for repurchase. The Fund repurchased 75.1% of total tendered shares, representing approximately $ 143,556,000.

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and determined that there are no additional subsequent events to report.

VERSUS CAPITAL REAL ASSETS FUND LLC

Additional Information

September 30, 2024 (Unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, which has replaced Form N-Q, within 60 days after the end of the period. Copies of the Fund’s Forms N-PORT are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the SEC’s website at http://www.sec.gov.

APPROVALS OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS

At a meeting held on May 29, 2024, the Board of Directors (the “Board”) of the Fund, including a majority of the Directors who are not “interested persons” (the “Independent Directors”), as such term is defined by the 1940 Act, approved the continuation of the following investment advisory agreements: (1) the Investment Management Agreement dated October 11, 2022, between the Fund and Versus Capital Advisors LLC (the “Adviser”) (the “Management Agreement”), (2) the Investment Sub-Advisory Agreement dated October 11, 2022, between the Adviser and Brookfield Public Securities Group LLC (“Brookfield” or “Sub-Adviser”) (the “Brookfield Sub-Advisory Agreement”) and (3) the Investment Sub-Advisory Agreement dated October 11, 2022, between the Adviser and Lazard Asset Management LLC (“Lazard” or “Sub-Adviser”) (the “Lazard Sub-Advisory Agreement” and together with the Brookfield Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Board also approved an Investment Management Agreement with the Adviser for a newly created wholly-owned subsidiary of the Funds, VCRRX Subsidiary LLC (the “VCRRX Subsidiary”) (the “VCRRX Subsidiary Management Agreement”) and for Versus Capital Real Assets Sub-REIT II LLC (the “Sub-REIT”) (the “Sub-REIT Management Agreement” and together with the VCRRX Subsidiary Management Agreement, the “Subsidiary Management Agreements”). The Management Agreement, Sub-Advisory Agreements, and Subsidiary Management Agreements are collectively referred to herein as the “Agreements.” In preparation for that meeting, the Independent Directors met on May 14, 2024 and May 28, 2024, with the assistance of their independent legal counsel, to discuss their fiduciary duties in connection with their consideration of the continuance of the Agreements, to review and evaluate the materials provided by the Adviser and Sub-Advisers in response to a request for information on behalf of the Independent Directors and to determine any additional information to be requested, which supplemental information was provided either in advance of the May 29, 2024 Investment Committee meeting (the “May Investment Committee Meeting”) or discussed at the meeting (the “Responses”). At the May Investment Committee Meeting, the Independent Directors further reviewed the Responses and received a presentation from the Adviser. The Independent Directors further discussed continuation of the Agreements in an executive session of the May Investment Committee Meeting with independent legal counsel, after which they recommended to the full Board the continuation of the Agreements.

Management Agreement

Matters considered by the Board in connection with its approval of the Management Agreement and Subsidiary Management Agreements included, among other factors, the following:

The nature, extent and quality of the services the Adviser provides under the Management Agreement: The Board reviewed and considered information regarding the nature, extent and quality of the services provided to the Fund by the Adviser, including the Adviser’s presentation about its operations and capabilities, including its business continuity plan and information security program and an update on the role of Colliers International Group Inc. as majority owner of the Adviser and its impact on the Adviser’s operations, the Adviser’s Form ADV, the Management Agreement and other materials provided by the Adviser relating to the Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services provided. The Board considered the investment strategy employed by the Adviser for investing in real assets, including infrastructure, farmland/agriculture and timberland, and reviewed the Fund’s investment allocations. Additionally, the Board considered the Adviser’s description of the investment decision-making process for the Fund, including the multi-step process for the selection of private funds, co-investments, direct investments and sub-advisers to manage portions of the Fund’s assets. The Board also considered the Adviser’s process for ongoing monitoring of sub-advisers and private funds, including the review of performance and investment risk, the review to ensure that investments are consistent with the Fund’s investment objective and strategies, the review of leverage and compliance updates, and the holding of due diligence meetings. In addition to the portfolio construction and investment management services outlined above, the Board considered the nature, cost, and character of the additional services provided by the Adviser, including, but not limited to: compliance services; certain administrative services, including valuation of assets, management of liquidity to meet quarterly repurchases and oversight of service providers; and distribution, marketing and shareholder services. The Board reviewed and considered the qualifications, backgrounds and responsibilities of the professional personnel of the Adviser performing services for the Fund. The Board also considered the financial strength of the Adviser and its ability to fulfill its contractual obligations as well as the risks assumed by the Adviser in managing the Fund (including, among others, litigation, regulatory, entrepreneurial, and other business risks). The Board received and reviewed financial statements from the Adviser and information about the Adviser’s insurance coverage. The Board considered the additional resources added to support the Adviser’s administrative functions and the steps taken by the Adviser to enhance the compliance program. The Board concluded that the Adviser was qualified to perform the services needed to successfully implement the Fund’s unique investment strategy.

Performance: The Board received and reviewed performance information for the Fund. The Board considered the Adviser’s success in structuring a portfolio with broad exposure to real assets and with an allocation between private and public investments. The Board considered the returns of the Fund for the one-year, three-year, five-year and since inception periods (ended March 31, 2024) and compared the Fund’s return and standard deviation to the S&P Real Assets Index, although noting the Adviser’s statement that there is no appropriate benchmark for the Fund given its unique construction. The

VERSUS CAPITAL REAL ASSETS FUND LLC

Additional Information

September 30, 2024 (Unaudited) (continued)

Board also considered the performance of the various segments of the portfolio for each of the periods noted above. Additionally, the Board considered the income distributions from the Fund. The Board considered the returns of the Fund for the one-year and three-year periods ended March 31, 2024, as compared to a competitor fund (the “Peer Group”). The Adviser explained that it screened for a Peer Group based on funds that have net assets greater than $100 million, that invest in equity positions and not exclusively debt and that do not have an accredited investor standard. The Adviser further explained that in a change from the prior year, this year’s Peer Group was comprised of a single fund, as two other real asset funds were excluded due to liquidation or the nature of their investments. The Board then reviewed the measures used by the Adviser for overseeing and evaluating the performance of the Sub-Advisers. Based on the information provided, the Board concluded that the Adviser was meeting the Fund’s investment objective and had delivered an acceptable level of investment returns to shareholders.

A comparison of fees with those paid by similar investment companies: The Board reviewed and considered the contractual advisory fee paid to the Adviser by the Fund in light of the nature, extent and quality of the investment advisory services provided by the Adviser. As a part of this review, the Board noted that the Adviser pays out of its own fee the sub-advisory fees and reviewed and considered the fee retained by the Adviser after the payment of those fees. The Board also considered the fee that the Adviser would receive under the Subsidiary Management Agreements for any investments made for the Fund through VCRRX Subsidiary LLC and the Sub-REIT and that, the Adviser contractually agreed to reduce the investment management fee paid by the Fund in an amount equal to any management fees it receives from the VCRRX Subsidiary and to waive any management fees payable by the Sub-REIT, such that, no additional fee will be received by the Adviser in connection with any investment through VCRRX Subsidiary LLC or the Sub-REIT. The Board also reviewed a breakdown of other Fund expenses. The Board noted that although managed with a different overall strategy, there was some overlap in investment strategy between the Fund and another registered fund managed by the Adviser, and the Board considered the Adviser’s explanation for the difference in advisory fees between the two funds. The Board also considered the Subsidiary Management Agreements, which each had the same advisory fee as the Management Agreement. The Board considered the advisory fee and the total expense ratio of the Fund in comparison to its Peer Group, noting that the Fund had a lower contractual advisory fee and lower total expense ratio than that fund. In addition, the Board considered a broader group of closed-end interval funds provided by the Adviser that focus on equity type real assets and considered that the Fund’s advisory fee was below the average of the broader group. Considering these and other factors, the Board concluded that the advisory fee was reasonable.

The Adviser’s costs and profitability: The Board considered the profitability of the Adviser and whether such profits were reasonable in light of the services provided to the Fund and the expenses paid by the Adviser. As a part of this consideration, the Board reviewed the Adviser’s 2022 and 2021 audited financial statements and the unaudited financial statements as of and for the years ended December 31, 2023 and 2022. The Board reviewed information provided by the Adviser regarding Fund profitability for 2023, 2022 and 2021, along with the Adviser’s methodology for computing profitability. The Board also received publicly available profitability information for publicly traded investment management companies. The Board noted that the Fund was a specialized product that required appropriate expertise. The Board concluded that based upon these factors, the Adviser’s profits were not unreasonable.

Indirect benefits of providing advisory services: The Board took into account the Adviser’s statement that it does not receive any indirect benefits from the Fund.

The extent to which economies of scale are shared with shareholders: The Board considered the Adviser’s representation that the advisory fee structure for the Fund had been set to price the Fund at scale at the time of its launch, which would give the Fund the benefits of scale without waiting for asset growth. The Board also considered the level of the current assets in the Fund and the competitive level of the Fund’s advisory fee, the additional investments being made by the Adviser into resources to support the services provided to the Fund and the increased complexity of the regulatory environment. Further, the Board noted that the Adviser paid for certain distribution-related services with respect to the Fund as well as the servicing fees associated with the network platforms and other intermediaries servicing the Fund and bore the risk of increased fees. The Board considered the impact of breakpoints in the sub-advisory fees and concluded that the lack of advisory fee breakpoints under the Management Agreement was appropriate at this time and any economies of scale were appropriately reflected in the advisory fee paid by the Fund.

Conclusion: The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Management Agreement and each Subsidiary Management Agreement, determined that (i) the continuation of the Management Agreement for an additional one-year term ending August 1, 2025 was in the best interests of the Fund and its shareholders; and (ii) the approval of each Subsidiary Management Agreement for a two-year term following its effective date was in the best interests of the Fund and its shareholders. In considering the Management Agreements, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to the various factors.

Sub-Advisory Agreements

Consideration by the Board of the renewal of the Sub-Advisory Agreements was based upon information provided by the Adviser and the Sub-Advisers in the Responses, as well as information received at regular meetings throughout the year. Matters considered by the Board in connection with its approval of the Sub-Advisory Agreements included, among other factors, the following:

The nature, extent and quality of the services provided under each Sub-Advisory Agreement: As to each Sub-Adviser, the Board considered the reputation, qualifications and background of the Sub-Adviser, the investment approach of the Sub-Adviser, the experience and skills of investment personnel responsible for the day-to-day management of the Sub-Adviser’s managed portion of the Fund, the resources made available to such personnel and the processes for monitoring for best execution of trades and allocation of investment opportunities. The Board also considered the Sub-Advisers’ financial strength, business continuity plan and information security program, compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, extent and quality of the services provided by each Sub-Adviser under its Sub-Advisory Agreement were satisfactory.

VERSUS CAPITAL REAL ASSETS FUND LLC

Additional Information

September 30, 2024 (Unaudited) (continued)

Investment Performance: As to each Sub-Adviser, the Board considered that the Adviser had evaluated the investment performance and recommended the continuation of the Sub-Advisory Agreement. For Brookfield, performance information was reviewed for the one-year, three-year, five-year, and since inception (September 17, 2017) periods through March 31, 2024. For Lazard, performance information was reviewed for the one-year, three-year, five-year, and since inception (December 31, 2018) periods through March 31, 2024. Based upon the performance attribution information provided and the Adviser’s evaluation, the Board concluded that the services of each Sub-Adviser were satisfactory.

Fees, Economies of Scale, Profitability and Other Benefits to Sub-Advisers: For each Sub-Adviser, the Board considered the sub-advisory fee rates, noting that the Adviser compensates each Sub-Adviser from its own advisory fee, so that shareholders pay only the advisory fee. In addition, in evaluating the sub-advisory fee rates, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the Adviser and the Sub-Adviser, and that previously Brookfield had agreed to a revision to its fee schedule effective June 1, 2021 to add an additional breakpoint. For each Sub-Adviser, the Board received information regarding fees charged to other clients of the Sub-Adviser with similarly managed portfolios.

The Board considered whether there are economies of scale with respect to the sub-advisory services provided by each Sub-Adviser and whether they were appropriately shared, noting the breakpoints in the fee schedules.

The Board considered the profitability to each Sub-Adviser. For each Sub-Adviser, the Board considered the amount of fees paid to the Sub-Adviser under the agreement, the level of services provided and the competitiveness of the fee. For Lazard, the Board also reviewed profitability information provided by the Sub-Adviser. Based upon its review, the Board concluded that the profitability of each Sub-Advisory Agreement was not unreasonable.

The Board also considered the character and amount of other incidental benefits received by each Sub-Adviser when evaluating the sub-advisory fees. The Board considered as a part of this analysis each Sub-Adviser’s brokerage practices and soft dollar practices. The Board concluded that taking into account the incidental benefits received by each Sub-Adviser and the other factors considered, the sub-advisory fees were reasonable.

Conclusion: The Board, having requested and received such information from the Sub-Advisers as it believed reasonably necessary to evaluate the terms of each Sub-Advisory Agreement, determined that the continuation of each Sub-Advisory Agreement for an additional one-year term ending August 1, 2025 was in the best interests of the Fund and its shareholders. In considering each Sub-Advisory Agreement, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to the various factors.

Conclusion

The Board, having reviewed each of the Agreements, determined that each Agreement should be renewed because each continues to enable the Fund’s investors to obtain high quality services at a cost that is appropriate, reasonable and in the interests of investors.

(b) Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 1(a).

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) Kevin Nagy was added as a portfolio manager of the registrant during the period.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Name	Title	Since	Recent Experience
Kevin Nagy, CAIA	Director of Investments	July 2024

Director of Investments of Versus Capital Advisors. Mr. Nagy has served as Director of Investments since 2024 and previously served as Senior Portfolio Analyst since joining the Adviser in 2019. Prior to joining the Adviser, Mr. Nagy was an Assistant Vice President in Callan LLC’s Real Assets Consulting Group from 2013-2019

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest as of October 31, 2024

	Number Other Registered Investment Companies	Total Assets of Other Registered Investment Companies	Number Other Pooled Investment Vehicles	Total Assets Other Pooled Investment Vehicles	Number Other Accounts	Total Assets of Other Accounts
Kevin Nagy, CAIA	1	$1.88 billion	0	N/A	0	N/A

Performance Fee Based Accounts

(The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account)

Kevin Nagy, CAIA	0	N/A	0	N/A	0	N/A

Conflicts of Interest

In addition to the Fund, the Adviser provides investment advisory services to the Versus Capital Real Estate Fund LLC, a continuously offered registered closed-end management investment company that has elected to be treated as an interval fund. Because there are different fee structures for each Client Account and because the Adviser’s portfolio managers may have investments in one Client Account but not another (or they may invest different amounts in each Client Account), the Adviser’s portfolio managers may have an incentive to dedicate more time and resources or to otherwise favor one Client Account over another. Given the significant differences in the investment objectives of the other Client Accounts, the Adviser expects it to be very rare that the Fund and another Client Account will have overlapping portfolio holdings or that an investment opportunity will be appropriate for both portfolios. The Adviser therefore does not believe that it has material conflicts of interest in allocating investment opportunities to the Fund. Nevertheless, the Adviser has policies and procedures designed to allocate investment opportunities among the Client Accounts on a fair and equitable basis over time. Additional controls are in place to monitor the investment decisions and performance of Client Accounts and to address these and other conflicts of interest.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

Mr. Nagy is paid a base salary and a discretionary bonus.

(a)(4) Disclosure of Securities Ownership

The following table discloses the dollar range of equity securities beneficially owned by the new portfolio manager of the Fund as of October 31, 2024.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Kevin Nagy, CAIA	None

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a) Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(3)	Not applicable.

(a)(3)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Versus Capital Real Assets Fund LLC

By (Signature and Title)*	/s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date	December 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date	December 4, 2024

By (Signature and Title)*	/s/ Brian Petersen
Brian Petersen, Chief Financial Officer
(principal financial officer)

Date	December 4, 2024

* Print the name and title of each signing officer under his or her signature.